CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 106,998	$ 760,012
Prepaid and other current assets		457,605
Total current assets	106,998	1,217,617
Investments held in Trust Account	7,527,369	116,726,978
Total Assets	7,634,367	117,944,595
Current liabilities:
Accounts payable and accrued expenses	1,886,312	140,163
Income taxes payable	187,225
Bridge Note, net of discount	292,800
Promissory note - related party	350,000
Advances from related parties	43,900	43,900
Bridge Note - Bifurcated Derivative	364,711
PIPE Forward Contract Derivative	170,666
Total current liabilities	3,295,614	184,063
Deferred underwriting fee payable	4,370,000	4,370,000
Total Liabilities	7,665,614	4,554,063
Common stock subject to possible redemption, 694,123 and 11,500,000 shares issued and outstanding at redemption value of $10.65 and $10.15 per share as of December 31, 2022 and 2021, respectively	7,395,349	116,725,000
Stockholders' Deficit
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,462,000 and 3,432,000 shares issued and outstanding as of December 31, 2022 and 2021, respectively (excluding 694,123 and 11,500,000 shares subject to possible redemption as of December 31, 2022 and 2021, respectively)	347	344
Additional paid-in capital	292,973
Accumulated deficit	(7,719,916)	(3,334,812)
Total Stockholders' Deficit	(7,426,596)	(3,334,468)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 7,634,367	$ 117,944,595